Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 506.1	$ 582.3
Current portion of Contract Assets	505.4	582.3
Non-current portion of Contract Assets	0.7
Advances from customers - Aircraft and Defense long-term contracts	1,748.8	1,312.4
Deferred revenue - Parts and services	215.2	200.9
Contract liabilities	1,964.0	1,513.3
Current portion of contract liabilities	1,469.0	1,204.6
Non Current portion of contract liabilities	$ 495.0	$ 308.7